Summary of Significant Accounting Policies (Details) - Schedule of revenue recognized that were included in contract liabilities - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of revenue recognized that were included in contract liabilities [Abstract]
Revenue recognised	$ (787,181)	$ (566,587)
Other income recognised		(1,449,254)
Increase in contract liabilities	1,698,739	578,945
Exchange difference	5,967	27,081
Balance ending	$ 1,575,067	$ 657,542